CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 92,195	$ 93,150	$ 122,737
Cost of revenues:
Total cost of revenues	28,505	40,464	39,831
Gross profit	63,690	52,686	82,906
Operating expenses:
Research and development (net of grant participations of $ 1,595, $ 3,129 and $ 825 for the years ended December 31, 2024, 2023 and 2022, respectively)	26,112	39,115	49,800
Sales and marketing	30,908	43,850	49,393
General and administrative	12,684	34,656	15,982
Total operating expenses	69,704	117,621	115,175
Operating loss	(6,014)	(64,935)	(32,269)
Financial income, net	1,910	3,215	2,134
Loss before income tax expense	(4,104)	(61,720)	(30,135)
Income tax expense	1,765	1,084	1,895
Net loss	$ (5,869)	$ (62,804)	$ (32,030)
Net loss per share:
Net loss per share, basic	$ (0.15)	$ (1.66)	$ (0.87)
Net loss per share, diluted	$ (0.15)	$ (1.66)	$ (0.87)
Weighted average number of shares used in per share computations of net loss:
Weighted average number of shares used in per share computations of net loss, basic	38,928,475	37,911,214	36,975,424
Weighted average number of shares used in per share computations of net loss, diluted	38,928,475	37,911,214	36,975,424
Unrealized gain (loss) on available-for-sale marketable securities	$ 14	$ 41	$ (140)
Net amount reclassified to earnings from available-for-sale marketable securities	0	0	2
Total comprehensive gain (loss) from available-for-sale marketable securities	14	41	(138)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	20	(960)	(5,562)
Net amount reclassified to earnings from hedging transactions	(160)	2,656	4,175
Total comprehensive gain (loss) from hedge transactions	(140)	1,696	(1,387)
Total other comprehensive income (loss)	(126)	1,737	(1,525)
Total comprehensive loss	(5,995)	(61,067)	(33,555)
Product [Member]
Revenues:
Total revenues	30,068	37,599	60,980
Cost of revenues:
Total cost of revenues	10,708	16,693	21,345
Service [Member]
Revenues:
Total revenues	62,127	55,551	61,757
Cost of revenues:
Total cost of revenues	$ 17,797	$ 23,771	$ 18,486